Equity - Summary of Movement of Number of Shares and Share Capital (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 INR (₨) shares		Mar. 31, 2017 INR (₨) shares
Disclosure of classes of share capital [line items]
Shares issued			₨ 0	[1]	₨ 45,500,000
Top of range [member]
Disclosure of classes of share capital [line items]
Shares issued			₨ 50,000
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning | shares	2,887,348,694	2,887,348,694	2,887,348,428		2,887,203,602
Shares issued | shares	0	0	266		144,826
Shares at the end | shares	2,887,348,694	2,887,348,694	2,887,348,694		2,887,348,428
Shares at the beginning	₨ 5,775,200,000		₨ 5,775,200,000		₨ 5,774,800,000
Shares issued			0		400,000
Shares at the end	₨ 5,775,200,000	$ 83.5	₨ 5,775,200,000		₨ 5,775,200,000
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning | shares	508,502,371	508,502,371	508,502,291		508,476,704
Shares issued | shares	0	0	80		25,587
Shares at the end | shares	508,502,371	508,502,371	508,502,371		508,502,291
Shares at the beginning	₨ 1,017,000,000		₨ 1,017,000,000		₨ 1,017,000,000
Shares issued			0		0
Shares at the end	₨ 1,017,000,000	$ 14.7	1,017,000,000		₨ 1,017,000,000
'A' Ordinary shares [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Shares issued			₨ 50,000

[1]	Less than Rs. 50,000